Comprehensive (Loss) Income (Tables)	6 Months Ended	12 Months Ended
	Mar. 31, 2020	Sep. 30, 2019
Equity [Abstract]
Schedule of Accumulated Other Comprehensive Loss

The following summary sets forth the changes in the components of accumulated other comprehensive loss, net of related tax benefit of approximately $6 million:

	Foreign Currency Translation Loss (a)	Minimum Pension Liability Adjustment	Deferred Gains (Losses) On Derivative Financial Instruments	Accumulated Other Comprehensive Loss, net
	(in millions)
Balance at September 30, 2019	$(218)	$(14)	$(8)	$(240)
Other comprehensive loss	(8)	—	(20)	(28)

Balance at March 31, 2020	$(226)	$(14)	$(28)	$(268)

(a)	Includes historical foreign currency translation related to certain intra-entity transactions.

ASC 815, which include foreign exchange contracts. The following summary sets forth the changes in the components of accumulated other comprehensive loss, net of related tax benefit of $4 million:

	Foreign Currency Translation Loss	Minimum Pension Liability Adjustment	Deferred Gains (Losses) On Derivative Financial Instruments	Accumulated Other Comprehensive Loss, net
	(in millions)
Balance at September 30, 2016	$(201)	$(17)	$—	$(218)
Other comprehensive income (a)	30	8	—	38
Amounts reclassified from accumulated other comprehensive income	—	(1)	—	(1)

Balance at September 30, 2017	$(171)	$(10)	$—	$(181)
Other comprehensive loss (a)	(13)	1	3	(9)

Balance at September 30, 2018	$(184)	$(9)	$3	$(190)
Other comprehensive loss (a)	(34)	(5)	(11)	(50)

Balance at September 30, 2019	$(218)	$(14)	$(8)	$(240)

(a)

Includes historical foreign currency translation related to certain intra-entity transactions that are no longer of a long-term investment nature of $0 million, $0 million and $(19) million during the fiscal years ended September 30, 2019, September 30, 2018 and September 30, 2017, respectively.